LONG-TERM DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
LONG-TERM DEBT

NOTE 5—LONG-TERM DEBT

On November 16, 2012, APX issued $1.3 billion aggregate principal amount of notes, of which $925.0 million aggregate principal amount of 6.375% senior secured notes due 2019 (the “outstanding 2019 notes”) mature on December 1, 2019 and are secured on a first-priority lien basis by substantially all of the tangible and intangible assets whether now owned or hereafter acquired by the Company, subject to permitted liens and exceptions, and $380.0 million aggregate principal amount of 8.75% senior notes due 2020 (the “outstanding 2020 notes” and together with the outstanding 2019 notes, the “notes”), mature on December 1, 2020.

During 2013, the Company completed two offerings of additional 8.75% senior notes due 2020 under the indenture dated November 16, 2012 (the “2020 notes”). On May 31, 2013, the Company issued $200.0 million of 2020 notes at a price of 101.75% and on December 13, 2013, the Company issued an additional $250.0 million of 2020 notes at a price of 101.50%. Blackstone Advisory Partners L.P. (“Blackstone Partners”) participated as one of the initial purchasers of the 2020 notes in each of the May 31, 2013 and December 31, 2013 offerings and received approximately $0.2 million and $0.2 million in fees, respectively, at the time of closing.

On July 1, 2014, the Company issued an additional $100.0 million of 2020 notes. In connection with the issuance, Blackstone Partners participated as one of the initial purchasers of the 2020 notes and received approximately $0.1 million in fees at the time of closing.

Interest on the notes accrues at the rate of 6.375% per annum for the outstanding 2019 notes and 8.75% per annum for the outstanding 2020 notes. Interest on the notes is payable semiannually in arrears on each June 1 and December 1. The Company may redeem each series of the notes, in whole or part, at any time at a redemption price equal to the principal amount of the notes to be redeemed, plus a make-whole premium and any accrued and unpaid interest at the redemption date. In addition, APX may redeem the notes at the prices and on the terms specified in the applicable indenture.

In connection with each issuance of the notes, the Company entered into Exchange and Registration Rights Agreements (each a “Registration Rights Agreement”) with the initial purchasers of the notes, dated November 16, 2012, May 8, 2013, December 13, 2013 and July 1, 2014, respectively.

In connection with the issuance of the initial notes on November 16, 2012 and the subsequent offering on May 31, 2013, in accordance with the applicable Registration Rights Agreements, the Company filed a registration statement on Form S-4 with the Securities and Exchange Commission with respect to an exchange offer to exchange the notes of each series for an issue of Notes (except the Exchange Notes do not contain transfer restrictions). The exchange offer was completed on October 29, 2013.

In connection with the issuance of the subsequent offering on December 13, 2013, under the applicable Registration Rights Agreement, the Company filed a registration statement on Form S-4 with the Securities and Exchange Commission with respect to an exchange offer to exchange the Notes of each series for an issue of Notes (except the Exchange Notes do not contain transfer restrictions). This exchange offer was completed on March 7, 2014.

Revolving Credit Facility

On November 16, 2012, APX, the Company and the other guarantors entered into a revolving credit facility in the aggregate principal amount of $200.0 million. On June 28, 2013, the Company amended and restated the credit agreement to provide for a new repriced tranche of revolving credit commitments with a lower interest rate. Nearly all of the existing tranches of revolving credit commitments were terminated and converted into the repriced tranche, with the unterminated portion of the existing tranche continuing to accrue interest at the original rate.

Borrowings under the revolving credit facility bear interest at a rate per annum equal to an applicable margin plus, at our option, either (1) the base rate determined by reference to the highest of (a) the Federal Funds rate plus 0.50%, (b) the prime rate of Bank of America, N.A. and (c) the LIBOR rate determined by reference to the costs of funds for U.S. dollar deposits for an interest period of one month, plus 1.00% or (2) the LIBOR rate determined by reference to the London interbank offered rate for dollars for the interest period relevant to such borrowing. The applicable margin for base rate-based borrowings (1)(a) under the repriced tranche is currently 2.0% per annum and (b) under the former tranche is currently 3.0% and (2)(a) the applicable margin for LIBOR rate-based borrowings (a) under the repriced tranche is currently 3.0% per annum and (b) under the former tranche is currently 4.0%. The applicable margin for borrowings under the revolving credit facility is subject to one step-down of 25 basis points based on the Company’s consolidated first lien net leverage ratio at the end of each fiscal quarter, commencing with delivery of its consolidated financial statements for the first full fiscal quarter ending after the closing date.

In addition to paying interest on outstanding principal under the revolving credit facility, the Company is required to pay a quarterly commitment fee of 0.50% (which will be subject to one step-down based on our consolidated first lien net leverage ratio) to the lenders under the revolving credit facility in respect of the unutilized commitments thereunder. The Company also pays customary letter of credit and agency fees. The borrowings are due November 16, 2017, which may be repaid at any time without penalty.

The Company’s outstanding debt at September 30, 2014 had maturity dates of 2019 and beyond and consisted of the following (in thousands):

	Outstanding Principal	Unamortized Premium	Net Carrying Amount
Revolving credit facility	$—	$—	$—
6.375% Senior Secured Notes due 2019	925,000	—	925,000
8.75% Senior Notes due 2020	930,000	8,413	938,413

Total Notes payable	$1,855,000	$8,413	$1,863,413

The Company’s outstanding debt at December 31, 2013 consisted of the following (in thousands):

	Outstanding Principal	Unamortized Premium	Net Carrying Amount
Revolving credit facility	$—	$—	$—
6.375% Senior Secured Notes due 2019	925,000	—	925,000
8.75% Senior Notes due 2020	830,000	7,049	837,049

Total Notes payable	$1,755,000	$7,049	$1,762,049

NOTE 5—LONG-TERM DEBT

Successor

Notes

In connection with the Merger on November 16, 2012, APX issued $1,305,000,000 aggregate principal amount of notes, of which $925,000,000 aggregate principal amount of 6.375% senior secured notes due 2019 (the “outstanding 2019 notes”) mature on December 1, 2019 and are secured on a first-priority lien basis by substantially all of the tangible and intangible assets whether now owned or hereafter acquired by the Company, subject to permitted liens and exceptions, and $380,000,000 aggregate principal amount of 8.75% senior notes due 2020 (the “outstanding 2020 notes” and together with the outstanding 2019 notes, the “notes”), which mature on December 1, 2020.

During 2013, the Company completed two subsequent offerings of 8.75% Senior Notes due 2020 under the indenture dated November 16, 2012. On May 31, 2013, the Company issued $200,000,000 of 2020 notes at a price of 101.75% and on December 13, 2013, the Company issued an additional $250,000,000 of 2020 notes at a price of 101.50%.

Interest on the notes accrues at the rate of 6.375% per annum for the outstanding 2019 notes and 8.75% per annum for the outstanding 2020 notes. Interest on the notes is payable semiannually in arrears on each June 1 and December 1, commencing June 1, 2013. The Company may redeem each series of the notes, in whole or part, at any time at a redemption price equal to the principal amount of the notes to be redeemed, plus a make-whole premium and any accrued and unpaid interest at the redemption date. In addition, APX may redeem the notes at the prices and on the terms specified in the applicable indenture.

In connection with each issuance of the notes, the Company entered into an Exchange and Registration Rights Agreement (each a “Registration Rights Agreement”) with the initial purchasers of the notes, dated November 16, 2012, May 8, 2013 and December 13, 2013, respectively.

In connection with the issuance of the initial notes on November 16, 2012 and the subsequent offering on May 31, 2013, in accordance with the Registration Rights Agreement, the Company filed a registration statement Form S-4 with the Securities and Exchange Commission with respect to an exchange offer to exchange the Notes of each series for an issue of Notes (except the Exchange Notes do not contain transfer restrictions). The exchange offer was completed on October 29, 2013.

In connection with the issuance of the subsequent offering on December 13, 2013, under the applicable Registration Rights Agreement, the Company filed a registration statement Form S-4 with the Securities and Exchange Commission with respect to an exchange offer to exchange the Notes of each series for an issue of Notes (except the Exchange Notes do not contain transfer restrictions). The exchange offer was completed on March 7, 2014.

Revolving Credit Facility

In connection with the Merger, APX, the Company and the other guarantors entered into a revolving credit facility in the aggregate principal amount of $200,000,000. Borrowings bear interest based on the London Interbank Offered Rate (“LIBOR”) or, at the Company’s option, an alternative base rate, plus spread, based upon the Company’s consolidated first lien leverage ratio at the end of each fiscal quarter and a commitment fee of 0.50% on unused portions of the revolving credit facility. The borrowings are due November 16, 2017, which may be repaid at any time without penalty.

The Company’s debt at December 31, 2013 had maturity dates of 2019 and beyond and consisted of the following (in thousands):

	Outstanding Principal	Unamortized Premium	Net Carrying Amount
Revolving credit facility	$—	$—	$—
6.375% Senior Secured Notes due 2019	925,000	—	925,000
8.75% Senior Notes due 2020	830,000	7,049	837,049

Total Notes payable	$1,755,000	$7,049	$1,762,049

The Company’s debt at December 31, 2012 consisted of the following (in thousands):

	Outstanding Principal	Unamortized Premium	Net Carrying Amount
Revolving credit facility	$28,000	$—	$28,000
6.375% Senior Secured Notes due 2019	925,000	—	925,000
8.75% Senior Notes due 2020	380,000	—	380,000

Total Notes payable	$1,333,000	$—	$1,333,000